CASH AND CASH EQUIVALENTS AND INVESTMENTS - Cash and cash equivalents and Investments (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash and Banks	$ 130,779	$ 148,497
Time deposits	139,911	128,033
Mutual funds	127,203	111,711
Total cash and cash equivalents	397,893	388,241	$ 240,865	$ 424,356
Investments
Total current investments	289,527	40,961
Investments in associates and joint ventures	12,992	16,597	$ 16,805	$ 63,281
Other investments	31	1
Total Non-current Investments	13,023	16,598
Total investments	302,550	57,559
Restricted funds	15,036	10,657
Financial assets at amortized cost, category
Investments
Total current investments	218	1,910
Government bonds and notes | Financial assets at fair value through profit or loss, category
Investments
Total current investments	256,282	13,887
Government bonds and notes | Financial assets at fair value through other comprehensive income, category
Investments
Total current investments	32,059
Mutual funds
Investments
Total current investments	$ 968	$ 25,164